Note 5 - Exempt Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 43-1804048 003 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
5.	EXEMPT PARTY-IN-INTEREST TRANSACTIONS

Certain Plan investments are shares of mutual funds managed by JHG and mutual funds and brokerage accounts managed by Fidelity. Certain Plan expenses include loan, distribution and administrative fees paid to Fidelity. JHG is the sponsoring employer of the Plan and Fidelity is the trustee and, therefore, these transactions qualify as exempt party-in-interest transactions.

In addition to mutual funds managed by JHG, the Plan also holds JHG common stock. As of December 31, 2025 and 2024, the Plan held 439,352 and 464,108 shares of JHG common stock with a cost basis of $12,065,158 and $12,417,969 and a market value of $20,901,785 and $19,740,148, respectively. During the year ended December 31, 2025, the Plan recorded dividend income attributable to JHG common stock of $710,572.

Certain employees of JHG perform administrative work and financial reporting for the Plan and are not compensated by the Plan.